Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 25,397	$ 53,809	$ 30,430
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	60,890	59,782	56,615
Amortization of intangible lease assets and below market lease intangibles, net	21,698	21,976	20,695
Amortization of deferred financing costs	7,333	7,195	6,580
Amortization of premiums on mortgage notes receivable	722	705	687
Accretion of discount on marketable securities	0	(846)	(2,578)
Amortization of fair value adjustments of mortgage notes payable assumed	1,885	1,863	1,849
Bad debt expense (recovery)	689	87	(257)
Stock compensation expense	0	0	7
Impairment of real estate assets and joint venture investment	6,898	0	4,500
Equity in income of unconsolidated joint ventures	(1,157)	(666)	(965)
Return on investment from unconsolidated joint ventures	1,157	711	1,285
Gain on sale of real estate assets and property condemnation	639	92	0
Gain on sale of marketable securities	0	(15,587)	0
Gain on sale of unconsolidated joint venture interests	0	(5,162)	0
Changes in assets and liabilities:
Rents and tenant receivables	(5,663)	(11,874)	(11,815)
Prepaid expenses and other assets	(309)	127	246
Accounts payable and accrued expenses	(220)	1,401	(3,436)
Due to affiliates, deferred rental income and other liabilities	(310)	1,020	1,784
Net cash provided by operating activities	118,371	114,449	105,627
Cash flows from investing activities:
Investment in real estate and related assets and other capital expenditures	(22,601)	(121,552)	(115,790)
Proceeds from sale of real estate assets and property condemnation	7,405	247	5
Proceeds from sale of marketable securities	0	82,061	0
Proceeds from sale of unconsolidated joint venture interests	21,178	18,769	0
Principal repayments from mortgage notes receivable and real estate assets under direct financing leases	3,618	3,275	2,825
Return of investment from unconsolidated joint ventures	0	2,338	1,562
Refund of property escrow deposits	0	1,340	0
Payment of property escrow deposits	0	(1,340)	0
Change in restricted cash	1,605	(3,466)	1,191
Net cash provided by (used in) investing activities	11,205	(18,328)	(110,207)
Cash flows from financing activities:
Offering costs on issuance of common stock	0	0	(9)
Redemptions of common stock	(71,268)	(52,590)	(21,638)
Distributions to investors	(74,344)	(71,307)	(67,874)
Proceeds from notes payable, line of credit and repurchase agreement	311,300	247,796	445,312
Repayment of notes payable, line of credit and repurchase agreement	(323,454)	(209,623)	(327,079)
Payment of loan deposits	(1,015)	0	(2,145)
Refund of loan deposits	1,015	0	2,145
Deferred financing costs paid	(3,631)	(2,983)	(6,758)
Net cash (used in) provided by financing activities	(161,397)	(88,707)	21,954
Net (decrease) increase in cash and cash equivalents	(31,821)	7,414	17,374
Cash and cash equivalents, beginning of year	53,205	45,791	28,417
Cash and cash equivalents, end of year	$ 21,384	$ 53,205	$ 45,791